Income taxes (Tables)	6 Months Ended
Dec. 31, 2015
Income taxes
Schedule of loss before income taxes

Loss before income taxes is as follows (in thousands):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

U.S.	$(1,771)	$(1,108)	$1,941	$(1,019)
UK	(21,284)	(20,706)	(13,467)	(7,721)

Loss before income taxes	$(23,055)	$(21,814)	$(11,526)	$(8,740)

Schedule of components of income tax expense (benefit)

The components of income tax expense (benefit) is as follows (in thousands):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

United States:
Federal	$33	$121	$75	$—
State and local	(88)	123	—	—
UK	—	—	—	—

Total current tax expense (benefit)	$(55)	$244	$75	$—

United States:
Federal	—	—	—	—
State and local	—	—	—	—
UK	—	—	—	—
Change in tax rates	—	—	—	—

Total deferred tax expense (benefit)	—	—	—	—

Total income tax expense (benefit)	$(55)	$244	$75	$—

Schedule of deferred tax assets and liabilities

At December 31, 2015, June 30, 2015 and June 30, 2014 the tax effects of temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31, 2015	June 30, 2015	June 30, 2014

Property, plant and equipment:	$(2,080)	$(888)	$(286)
Accruals	(8)	—	—
Deferred revenue	—	—	(46)

Deferred tax liabilities	(2,088)	(888)	(332)

Share-based compensation expense	2,721	1,557	68
Intangible assets	443	—	—
Deferred revenue	—	115	—
Other accruals	37	30	27
Net operating loss and expenditure credit carryforwards	8,318	7,508	4,548

Deferred tax assets	11,519	9,210	4,643
Valuation allowance	(9,431)	(8,322)	(4,311)

	2,088	888	332

Net deferred tax asset (liability)	$—	$—	$—

Schedule of the effective tax rate reconciliation

Reconciliation of the U.K. statutory income tax rate to the Company’s effective tax rate is as follows (in percentages):

	Six months ended December 31, 2015	Year ended June 30, 2015	Year ended June 30, 2014	Year ended June 30, 2013

UK tax rate	20%	20.8%	22.5%	23.8%
Permanent differences relating to foreign exchange	(8.7)%	3.4%	—	—
Surrender of R&D expenditures for R&D tax credit refund	(4.5)%	(5.5)%	(12.1)%	(10.0)%
Change in valuation allowances	(10.8)%	(20.7)%	(16.2)%	(13.6)%
Other	4.2%	0.9%	5.0%	(0.2)%

Effective income tax rate	0.2%	(1.1)%	(0.8)%	—